Supplement to the
Fidelity® MSCI Communication Services Index ETF, Fidelity® MSCI Consumer Discretionary Index ETF, Fidelity® MSCI Consumer Staples Index ETF, Fidelity® MSCI Energy Index ETF, Fidelity® MSCI Financials Index ETF, Fidelity® MSCI Health Care Index ETF, Fidelity® MSCI Industrials Index ETF, Fidelity® MSCI Information Technology Index ETF, Fidelity® MSCI Materials Index ETF, Fidelity® MSCI Real Estate Index ETF and Fidelity® MSCI Utilities Index ETF
December 1, 2020
Prospectus

The following information replaces similar information for each fund found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Jennifer Hsui (portfolio manager) has managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

Amy Whitelaw (portfolio manager) has managed the fund since August 2018.

The following information replaces the biographical information for each fund found in the “Fund Management” section under the "Portfolio Manager(s)" heading.

Jennifer Hsui, Alan Mason, and Amy Whitelaw are primarily responsible for the day-to-day management of each fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities.

Jennifer Hsui has been employed by BFA as a senior portfolio manager since 2007. Prior to that, Ms. Hsui was a portfolio manager from 2006 to 2007 for BGFA. Ms. Hsui has been a Portfolio Manager of each fund, except Fidelity® MSCI Real Estate Index ETF, since October 2013 and since February 2015 for Fidelity® MSCI Real Estate Index ETF.

Alan Mason has been employed by BFA as a portfolio manager since 1991. Mr. Mason has been a Portfolio Manager of each Fund since 2016.

Amy Whitelaw has been with BFA since 1999, including her years with BGI, which merged with BFA in 2009. Ms. Whitelaw has been employed by BFA or its affiliates as a portfolio manager since 2009 and has been a Portfolio Manager of each fund since 2018.

EXT-21-01 1.9858004.112	April 30, 2021

Supplement to the
Fidelity® MSCI Communication Services Index ETF, Fidelity® MSCI Consumer Discretionary Index ETF, Fidelity® MSCI Consumer Staples Index ETF, Fidelity® MSCI Energy Index ETF, Fidelity® MSCI Financials Index ETF, Fidelity® MSCI Health Care Index ETF, Fidelity® MSCI Industrials Index ETF, Fidelity® MSCI Information Technology Index ETF, Fidelity® MSCI Materials Index ETF, Fidelity® MSCI Real Estate Index ETF and Fidelity® MSCI Utilities Index ETF
December 1, 2020
STATEMENT OF  ADDITIONAL INFORMATION

The following information replaces similar information found in the “Management Contracts” section.

Portfolio Manager Compensation - BFA.

BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Mses. Hsui and Whitelaw, and Mr. Mason is not measured against a specific benchmark.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($285,000 for 2020). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio managers of these funds are not entitled to receive a portion of incentive fees of other accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

The following table provides information relating to other accounts managed by Ms. Hsui as of July 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	289	61	33
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 1,337,877	$78,986	$25,133
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

*Includes Fidelity® MSCI Communication Services Index ETF ($577 (in millions) assets managed), Fidelity® MSCI Consumer Discretionary Index ETF ($881 (in millions) assets managed), Fidelity® MSCI Consumer Staples Index ETF ($678 (in millions) assets managed), Fidelity® MSCI Energy Index ETF ($449 (in millions) assets managed), Fidelity® MSCI Financials Index ETF ($725 (in millions) assets managed), Fidelity® MSCI Health Care Index ETF ($2,010 (in millions) assets managed), Fidelity® MSCI Industrials Index ETF ($347 (in millions) assets managed), Fidelity® MSCI Information Technology Index ETF ($4,288 (in millions) assets managed), Fidelity® MSCI Materials Index ETF ($164 (in millions) assets managed), Fidelity® MSCI Real Estate Index ETF ($1,066 (in millions) assets managed), and Fidelity® MSCI Utilities Index ETF ($844 (in millions) assets managed). The amount of assets managed of each fund reflects trades and other assets as of the close of the business day prior to each fund's fiscal year-end.

As of July 31, 2020, the dollar range of shares of all funds beneficially owned by Ms. Hsui was none.

The following table provides information relating to other accounts managed by Mr. Mason as of July 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	317	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$1,372,638	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

*Includes Fidelity® MSCI Communication Services Index ETF ($577 (in millions) assets managed), Fidelity® MSCI Consumer Discretionary Index ETF ($881 (in millions) assets managed), Fidelity® MSCI Consumer Staples Index ETF ($678 (in millions) assets managed), Fidelity® MSCI Energy Index ETF ($449 (in millions) assets managed), Fidelity® MSCI Financials Index ETF ($725 (in millions) assets managed), Fidelity® MSCI Health Care Index ETF ($2,010 (in millions) assets managed), Fidelity® MSCI Industrials Index ETF ($347 (in millions) assets managed), Fidelity® MSCI Information Technology Index ETF ($4,288 (in millions) assets managed), Fidelity® MSCI Materials Index ETF ($164 (in millions) assets managed), Fidelity® MSCI Real Estate Index ETF ($1,066 (in millions) assets managed), and Fidelity® MSCI Utilities Index ETF ($844 (in millions) assets managed). The amount of assets managed of each fund reflects trades and other assets as of the close of the business day prior to each fund's fiscal year-end.

As of July 31, 2020, the dollar range of shares of all funds beneficially owned by Mr. Mason was none.

The following table provides information relating to other accounts managed by Ms. Whitelaw as of July 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	294	110	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$1,294,068	$43,505	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

*Includes Fidelity® MSCI Communication Services Index ETF ($577 (in millions) assets managed), Fidelity® MSCI Consumer Discretionary Index ETF ($881 (in millions) assets managed), Fidelity® MSCI Consumer Staples Index ETF ($678 (in millions) assets managed), Fidelity® MSCI Energy Index ETF ($449 (in millions) assets managed), Fidelity® MSCI Financials Index ETF ($725 (in millions) assets managed), Fidelity® MSCI Health Care Index ETF ($2,010 (in millions) assets managed), Fidelity® MSCI Industrials Index ETF ($347 (in millions) assets managed), Fidelity® MSCI Information Technology Index ETF ($4,288 (in millions) assets managed), Fidelity® MSCI Materials Index ETF ($164 (in millions) assets managed), Fidelity® MSCI Real Estate Index ETF ($1,066 (in millions) assets managed), and Fidelity® MSCI Utilities Index ETF ($844 (in millions) assets managed). The amount of assets managed of each fund reflects trades and other assets as of the close of the business day prior to each fund's fiscal year-end.

As of July 31, 2020, the dollar range of shares of all funds beneficially owned by Ms. Whitelaw was none.

EXTB-21-011.9870315.105	April 30, 2021